SUBSEQUENT EVENTS (Details)	Mar. 28, 2026 director	Feb. 24, 2026 director	Mar. 19, 2026 shares
SUBSEQUENT EVENTS
Number of Board of Directors | director		5
Subsequent events
SUBSEQUENT EVENTS
Number of Board of Directors | director	7
Subsequent events | Primary offering
SUBSEQUENT EVENTS
Number of shares issuable upon exercise of warrants			23,422,133
Subsequent events | Primary offering | Series A Cumulative Convertible Preferred Stock
SUBSEQUENT EVENTS
Number of shares issuable upon conversion			5,940,000
Subsequent events | Secondary offering
SUBSEQUENT EVENTS
Maximum number of shares offered for issuance			30,688,995
Maximum number of warrants offered for issuance			11,922,133